Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Preferred Stock with Par Value [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000
Preferred stock, shares issued (in shares)	0
Preferred Stock, No Par Value [Member]
Preferred stock, shares issued (in shares)	0
Preferred stock, no par value (in dollars per share)	$ 0
Common Stock with Par Value [Member]
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	75,000,000
Common stock, shares issued (in shares)	10,661,201
Common stock, shares outstanding (in shares)	10,661,201
Common stock, shares issued (in shares)	10,661,201
Common stock, shares outstanding (in shares)	10,661,201
Common Stock with No Par Value [Member]
Common stock, shares issued (in shares)		7,490,288
Common stock, shares outstanding (in shares)		7,490,288
Common stock, no par value (in dollars per share)		$ 0
Common stock, shares issued (in shares)		7,490,288
Common stock, shares outstanding (in shares)		7,490,288